February 26, 2018

Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA:    EDGAR

Sir or Madam:

In accordance with the provisions of Rule 270.30b2-1 of the Investment Company Act of 1940, submitted are copies of the shareholder reports that were distributed to the shareholders of the Manning & Napier Fund, Inc. Real Estate Series, International Series, World Opportunities Series, Core Bond Series, Unconstrained Bond Series, High Yield Bond Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Global Fixed Income Series, Strategic Income Moderate Series, Strategic Income Conservative Series, and Equity Income Series, each a series of Manning & Napier Fund, Inc.;

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer